Long-term royalty payable (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Long-term Royalty Payable

	December 31,
	2023	2022
Balance, beginning of year	$5,538	$9,947
Accretion expense	240	791
Repayment	(8,687)	(5,200)
Loss on extinguishment	2,909	—
Balance, end of year	—	5,538
Less: current portion	—	1,162
Long-term portion	$—	$4,376